                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811-2677

                      (Investment Company Act File Number)

                    Federated Municipal Securities Fund, Inc.
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 3/31/05

               Date of Reporting Period: Fiscal year ended 3/31/05
                                         -------------------------

Item 1.     Reports to Stockholders

Federated
World-Class Investment Manager

Federated Municipal Securities Fund, Inc.

Established 1976

28TH ANNUAL SHAREHOLDER REPORT

March 31, 2005

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF DIRECTORS AND FUND OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended March 31	2005	2004	2003	2002		2001
Net Asset Value, Beginning of Period	$10.83	$10.75	$10.22	$10.45		$ 9.90
Income From Investment Operations:
Net investment income	0.45	0.43 [1]	0.47 [1]	0.47	[2]	0.47 [1]
Net realized and unrealized gain (loss) on investments, futures contracts, and swap contracts	(0.17)	0.08	0.53	(0.23	) [2]	0.55
TOTAL FROM INVESTMENT OPERATIONS	0.28	0.51	1.00	0.24		1.02
Less Distributions:
Distributions from net investment income	(0.46)	(0.43)	(0.47)	(0.47)		(0.47)
Net Asset Value, End of Period	$10.65	$10.83	$10.75	$10.22		$10.45
Total Return [3]	2.64%	4.88%	9.91%	2.31%		10.60%

Ratios to Average Net Assets:
Expenses	0.85%	0.85%	0.85%	0.86%		0.88%
Net investment income	4.14%	4.03%	4.41%	4.52	% [2]	4.68%
Expense waiver/reimbursement [4]	0.14%	0.14%	0.14%	0.14%		0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$423,632	$467,681	$466,097	$450,049		$461,456
Portfolio turnover	30%	46%	54%	35%		28%

1 Per share information is based on average shares outstanding.

2 Effective April 1, 2001, the Fund adopted provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/ amortizing premium on debt securities. For the year ended March 31, 2002, this change had no effect on the net investment income per share, net realized and unrealized gain (loss) on investments per share, or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable.

Total returns for periods of less than one year are not annualized.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

Year Ended March 31	2005		2004		2003	2002		2001
Net Asset Value, Beginning of Period	$10.83		$10.75		$10.22	$10.45		$ 9.90
Income From Investment Operations:
Net investment income	0.38		0.34	[1]	0.37 [1]	0.38	[2]	0.38 [1]
Net realized and unrealized gain (loss) on investments, futures contracts, and swap contracts	(0.20)		0.08		0.53	(0.23	) [2]	0.55
TOTAL FROM INVESTMENT OPERATIONS	0.18		0.42		0.90	0.15		0.93
Less Distributions:
Distributions from net investment income	(0.36)		(0.34)		(0.37)	(0.38)		(0.38)
Net Asset Value, End of Period	$10.65		$10.83		$10.75	$10.22		$10.45
Total Return [3]	1.73%		3.95%		8.94%	1.41%		9.62%

Ratios to Average Net Assets:
Expenses	1.74%		1.74%		1.74%	1.75%		1.77%
Net investment income	3.25%		3.14%		3.52%	3.63	% [2]	3.79%
Expense waiver/reimbursement [4]	0.00	% [5]	0.00	% [5]	--	--		--
Supplemental Data:
Net assets, end of period (000 omitted)	$43,150		$60,714		$77,381	$71,429		$71,511
Portfolio turnover	30%		46%		54%	35%		28%

1 Per share information is based on average shares outstanding.

2 Effective April 1, 2001, the Fund adopted provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on debt securities. For the year ended March 31, 2002, this change had no effect on the net investment income per share, net realized and unrealized gain (loss) on investments per share, or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable.

Total returns for periods of less than one year are not annualized.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

5 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

Year Ended March 31	2005		2004		2003	2002		2001
Net Asset Value, Beginning of Period	$10.83		$10.75		$10.22	$10.45		$ 9.90
Income From Investment Operations:
Net investment income	0.35		0.34	[1]	0.37 [1]	0.38	[2]	0.38 [1]
Net realized and unrealized gain (loss) on investments, futures contracts, and swap contracts	(0.17)		0.08		0.53	(0.23	) [2]	0.55
TOTAL FROM INVESTMENT OPERATIONS	0.18		0.42		0.90	0.15		0.93
Less Distributions:
Distributions from net investment income	(0.36)		(0.34)		(0.37)	(0.38)		(0.38)
Net Asset Value, End of Period	$10.65		$10.83		$10.75	$10.22		$10.45
Total Return [3]	1.73%		3.95%		8.94%	1.41%		9.63%

Ratios to Average Net Assets:
Expenses	1.74%		1.74%		1.74%	1.75%		1.76%
Net investment income	3.25%		3.14%		3.52%	3.63	% [2]	3.80%
Expense waiver/reimbursement [4]	0.00	% [5]	0.00	% [5]	--	--		0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$13,039		$14,486		$13,324	$9,188		$9,620
Portfolio turnover	30%		46%		54%	35%		28%

1 Per share information is based on average shares outstanding.

2 Effective April 1, 2001, the Fund adopted provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on debt securities. For the year ended March 31, 2002, this change had no effect on the net investment income per share, net realized and unrealized gain (loss) on investments per share, or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

5 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2004 to March 31, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 10/1/2004	Ending Account Value 3/31/2005	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,010.50	$4.26
Class B Shares	$1,000	$1,006.00	$8.70
Class C Shares	$1,000	$1,006.00	$8.70
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.69	$4.28
Class B Shares	$1,000	$1,016.26	$8.75
Class C Shares	$1,000	$1,016.26	$8.75

1 Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The annualized expense ratios are as follows:

Class A Shares	0.85%
Class B Shares	1.74%
Class C Shares	1.74%

Management's Discussion of Fund Performance

The fund's total return for the 12-month reporting period was 2.64% for the fund's Class A Shares, 1.73% for the fund's Class B Shares, and 1.73% for the fund's Class C Shares. The total return of the Lehman Brothers Municipal Bond Index, the fund's benchmark index (LBMB), 1 was 2.67% during the 12-month reporting period. The fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs, and other expenses, which were not reflected in the total return of the LBMB.

The fund's investment strategy focused on: (a) the effective duration of its portfolio (which indicates the portfolio's sensitivity to changes in interest rates); (b) the selection of securities with different maturities (expressed by a "yield curve" showing the relative yield of similar securities with different maturities); (c) the allocation of the portfolio among securities of similar issuers (referred to as "sectors"); and (d) the credit ratings of portfolio securities (which indicates the risk that securities will default). These were the most significant factors affecting the fund's performance relative to the LBMB.

The following discussion will focus on the performance of the fund's Class A Shares. The 2.64% total return of the Class A Shares for the reporting period consisted of 4.30% of tax-exempt dividends, and 1.66% depreciation in the net asset value of the shares.

1 The LBMB is the broad-based securities market index for the fund and is a broad market performance benchmark for the tax-exempt bond market. To be included in the LBMB, bonds must have a minimum credit rating of Baa, have an outstanding par value of at least $3 million and be issued as part of a transaction of at least $50 million. The LBMB includes both zero coupon bonds and bonds subject to the alternative minimum tax. The LBMB is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the fund's performance. The LBMB is unmanaged and unlike the fund, is not affected by cash flows. It is not possible to invest directly in an index.

MARKET OVERVIEW

During the reporting period, credit spreads, or the yield difference between the "AAA" municipal bonds and bonds of lower credit quality and similar maturity, decreased during the reporting period as a result of both improving economic activity and the demand for securities with higher yields. Credit spreads also became tighter to a greater extent for "BBB" rated (or comparable quality) debt than for other investment-grade rated ("AAA," "AA," "A," or comparable quality) debt (meaning that the yield on the "BBB" rated debt improved to a greater extent than for other investment-grade rated debt). 2 High-yield municipal debt (non-investment-grade bonds rated "BB" and lower) provided strong total returns as investors were attracted to the significantly higher yield provided by these issues. Interest rates increased over the first four months of the reporting period and then settled into a trading range for the remainder of the period showing little sense of direction. The low interest rate environment resulted in investors pursuing lower-rated credits because of the additional yield they offer. As a result, certain revenue bond sectors outperformed the LBMB such as hospitals, industrial development, and pollution control projects. The Federal Reserve Board raised short-term rates seven times over the reporting period bringing the Federal Funds Target Rate to 2.75% by the end of the reporting period. This resulted in a significant flattening of the municipal yield curve with short-term interest rates rising more than long-term interest rates.

DURATION 3

As determined at the end of the reporting period, the fund's dollar-weighted average duration for the reporting period was 5.65 years. Duration management is a significant component of the fund's investment strategy. The fund attempted to maintain duration equal to the duration of the LBMB and the fund's peer groups, as interest rates were volatile during the reporting period. The fund uses forward-settling municipal interest rate swaps and Treasury futures contracts to adjust portfolio duration. Their use during the reporting period provided mixed results, which negatively impacted the fund's performance. This negative impact is one of the reasons the fund's performance was less than the performance of the LBMB.

2 Investment-grade securities are securities that are rated at least "BBB" or unrated securities of a comparable quality. Non-investment-grade securities are securities that are not rated at least "BBB" or unrated securities of a comparable quality. Credit ratings are an indication of the risk that a security will default. They do not protect a security from credit risk. Lower-rated bonds typically offer higher yields to help compensate investors for the increased risk associated with them. Among these risks are lower creditworthiness, greater price volatility, more risk to principal and income than with higher-rated securities and increased possibilities of default.

3 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities with shorter durations. For purposes of this Management Discussion of Fund Performance, duration is determined using a third-party analytical system.

MATURITY

During the reporting period, the fund concentrated on purchasing bonds with maturities of 20 years and longer. These maturities provided the most attractive opportunities for yield because of the yield curve's flattening, but still positively sloping shape. A yield curve is considered positively sloping when the yield progressively increases as you move into longer maturities. Bonds with longer maturities (20 years and longer) provided better returns as the yield curve flattened and the yields on longer maturities did not increase as much as bonds with shorter final maturities over the period. Even though the fund increased its holdings of 20-year and longer maturities, it was still underweighted relative to the LBMB. This contributed to relative underperformance of the fund compared to the LBMB.

SECTOR

During the reporting period, the fund allocated more of its portfolio to securities issued by hospitals, industrial development projects, and higher education institutions. The fund also allocated less of the portfolio to general obligation bonds issued by cities, states, and school districts. These allocations helped the fund's performance due to the higher yields available in the overweighted sectors and the smaller increase in the price of general obligation bonds as compared to other sectors.

CREDIT QUALITY

With the decrease in credit spreads, and the tightening of credit spreads to a greater extent for "BBB" rated (or comparable quality) debt, the fund's overweight, relative to the LBMB, in "BBB" rated (or comparable quality) debt during the reporting period benefited the fund's performance as the yield on "BBB" debt improved to a greater extent than for other investment-grade debt. 2 However, the fund's minimal exposure to high-yield municipal debt (municipal bonds rated "BB" and below) impacted performance negatively, as this sector of the market also performed well over the reporting period as the demand for high-yield municipal debt was great.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance, visit FederatedInvestors.com or call 1-800-341-7400.

GROWTH OF A $10,000 INVESTMENT - CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated Municipal Securities Fund, Inc. (Class A Shares) (the "Fund") from March 31, 1995 to March 31, 2005, compared to the Lehman Brothers Municipal Bond Index (LBMB), 2 and the Lipper General Municipal Debt Funds Average (LGMFA). 3

Average Annual Total Return [4] for the Period Ended 3/31/2005
1 Year	(1.98)%
5 Years	5.03%
10 Years	4.35%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what it stated. For current to the most recent month-end performance and after-tax returns, visit Federatedinvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charges of 4.50%.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550).The Fund's performance assumes the reinvestment of all dividends and distributions. The LBMB and the LGMFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The LBMB is an index comprised of bonds with a minimum credit rating of at least Baa. They must have an outstanding par value of at least $3 million and be issued as part of a transaction of at least $50 million. The index includes both zero coupon bonds and bonds subject to the federal alternative minimum tax. The LBMB is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged, and unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.

3 The LGMFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the respective category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

4 Total return quoted reflects all applicable sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated Municipal Securities Fund, Inc. (Class B Shares) (the "Fund") from March 31, 1995 to March 31, 2005, compared to the Lehman Brothers Municipal Bond Index (LBMB), 2 and the Lipper General Municipal Debt Funds Average (LGMFA). 3

Average Annual Total Return [4] for the Period Ended 3/31/2005
1 Year	(3.68)%
5 Years	4.74%
10 Years	4.08%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum contingent deferred sales charge of 5.50% as applicable.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund does not reflect a contingent deferred sales charge on any redemptions over seven years from the purchase date. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBMB and LGMFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The LBMB is an unmanaged index comprised of bonds with a minimum credit rating of at least Baa. They must have an outstanding par value of at least $3 million and be issued as part of a transaction of at least $50 million. The index includes both zero coupon bonds and bonds subject to the federal alternative minimum tax. The LBMB is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged, and unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.

3 The LGMFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the respective category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

4 Total return quoted reflects all applicable contingent deferred sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated Municipal Securities Fund, Inc. (Class C Shares) (the "Fund") from March 31, 1995 to March 31, 2005, compared to the Lehman Brothers Municipal Bond Index (LBMB), 2 and the Lipper General Municipal Debt Funds Average (LGMFA). 3

Average Annual Total Return [4] for the Period Ended 3/31/2005
1 Year	(0.26)%
5 Years	4.86%
10 Years	3.81%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 1.00%, and the 1.00% contingent deferred sales charge as applicable.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge =$9,900). A 1.00% contingent deferred sales charge would be applied to any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBMB and the LGMFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The LBMB is an index comprised of bonds with a minimum credit rating of at least Baa. They must have an outstanding par value of at least $3 million and be issued as part of a transaction of at least $50 million. The index includes both zero coupon bonds and bonds subject to the federal alternative minimum tax. The LBMB is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged, and unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.

3 The LGMFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the respective category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

4 Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

Portfolio of Investments Summary Tables

At March 31, 2005, the Fund's credit quality ratings composition 1 was as follows:

S&P Long-Term Ratings as Percentage of Total Investments [2]		Moody's Long-Term Ratings as Percentage of Total Investments [2]
AAA	39.5%	Aaa	28.7%
AA	9.0%	Aa	16.2%
A	15.3%	A	13.8%
BBB	17.5%	Baa	15.0%
BB	2.0%	Ba	1.1%
B	0.8%	B	0.8%
Not Rated by S&P	15.9%	Not Rated by Moody's	24.4%
TOTAL	100.0%	TOTAL	100.0%

1 These tables depict the long-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated "A-" have been included in the "A" rated category. Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Rated securities that have been prerefunded, but not rated again by the NRSRO, also have been included in the "Not rated by..." category. Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the descriptions of credit-quality ratings in the Fund's Statement of Additional Information.

These tables depict the long-term, credit-quality ratings as assigned only by the NRSRO identified in each table. Of the portfolio's total investments, 10.4% do not have long-term ratings by either of these NRSROs.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

Portfolio of Investments

March 31, 2005

Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--98.7%
		Alabama--1.0%
$1,400,000		Camden, AL IDB, Exempt Facilities Refunding Revenue Bonds (Series 2003A), 6.125% (Weyerhaeuser Co.), 12/1/2024	BBB/NR	$1,538,166
3,000,000		Mobile County, AL IDA, Industrial Development Revenue Bonds (Series 2000), 6.875% TOBs (Ipsco, Inc.), Mandatory Tender 5/1/2010	NR	3,269,220
		TOTAL		4,807,386
		Arkansas--0.2%
1,000,000		Jefferson County, AR, Hospital Revenue Improvement and Refunding Bonds (Series 2001), 5.80% (Jefferson Regional Medical Center)/(Original Issue Yield: 5.90%), 6/1/2021	A/NR	1,068,200
		California--7.6%
1,000,000		California PCFA, Solid Waste Disposal Revenue Bonds (Series 2005A-2), 5.40% (Waste Management, Inc.), 4/1/2025	BBB/NR	1,015,760
3,940,000		California State Department of Veteran Affairs, Home Purpose Revenue Bonds (Series 1997C), 5.50%, 12/1/2019	AA-/Aa2	4,131,208
2,000,000		California State Department of Water Resources Power Supply Program, Power Supply Revenue Bonds (Insured Series), 5.375% (AMBAC INS), 5/1/2018	AAA/Aaa	2,172,640
5,000,000	[1]	California State, Economic Recovery Revenue Bonds Trust Program (Series 929), 8.12% (California State Fiscal Recovery Fund), 7/1/2013	NR/Aa3	5,992,050
2,000,000		California State, UT GO Bonds, 5.00%, 10/1/2011	A/A3	2,150,200
3,250,000		California State, UT GO Bonds, 5.75% (Original Issue Yield: 5.75%), 5/1/2030	A/A3	3,559,920
3,000,000		California State, Various Purpose UT GO Bonds, 5.125% (Original Issue Yield: 5.16%), 4/1/2023	A/A3	3,136,380
2,000,000		California State, Various Purpose UT GO Bonds, 5.25% (Original Issue Yield: 5.32%), 11/1/2025	A/A3	2,090,240
1,495,000		California Statewide Communities Development Authority, Certificates of Participation, 6.00% (Sutter Health)/ (FSA INS), 8/15/2013	AAA/Aaa	1,654,875
1,930,000		California Statewide Communities Development Authority, Certificates of Participation, 6.00% (Sutter Health)/ (FSA INS), 8/15/2015	AAA/Aaa	2,146,758
1,000,000		Golden State Tobacco Securitization Corp., CA, (Series A-4), 7.80%, 6/1/2042	BBB/Baa3	1,137,240
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		California--continued
$3,000,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Revenue Bonds (Series 2003A-1), 6.75% (Original Issue Yield: 7.00%), 6/1/2039	BBB/Baa3	$3,166,050
1,500,000		University of California, General Revenue Bonds (Series A), 5.125% (AMBAC INS), 5/15/2020	AAA/Aaa	1,589,820
2,500,000		University of California, Hospital Revenue Bonds (Series 2004A), 5.25% (UCLA Medical Center)/ (AMBAC INS), 5/15/2030	AAA/Aaa	2,627,125
		TOTAL		36,570,266
		Colorado--1.9%
2,000,000		Colorado Department of Transportation, Transportation Revenue Anticipation Notes (Series 2001A), 5.50% (U.S. Treasury PRF 6/15/2011@100), 6/15/2016	AAA/#Aaa	2,229,580
760,000		Colorado Health Facilities Authority, Health Facilities Revenue Bonds (Series 2004A), 5.25% (Evangelical Lutheran Good Samaritan Society)/(Original Issue Yield: 5.48%), 6/1/2034	A-/A3	771,712
6,000,000		Denver, CO Convention Center Hotel Authority, Convention Center Hotel Senior Revenue Bonds (Series 2003A), 5.00% (XL Capital Assurance Inc. INS), 12/1/2022	AAA/Aaa	6,210,780
		TOTAL		9,212,072
		Delaware--0.7%
800,000		Delaware Health Facilities Authority, Refunding Revenue Bonds (Series 2004A), 5.50% (Beebe Medical Center), 6/1/2024	BBB/Baa1	827,936
2,500,000		Delaware State, UT GO (Series 2000A), 5.25% (U.S. Treasury PRF 4/1/2010@100)/(Original Issue Yield: 5.40%), 4/1/2016	AAA/Aaa	2,721,200
		TOTAL		3,549,136
		Florida--3.9%
1,000,000		Broward County, FL, Educational Facilities Authority, Educational Facilities Revenue Bonds (Series 2004B), 5.50% (Nova Southeastern University), 4/1/2024	BBB/Baa2	1,032,230
3,000,000	[1]	Capital Trust Agency, FL, Revenue Bonds (Series 2001), 10.00% (Seminole Tribe of Florida Convention and Resort Hotel Facilities), 10/1/2033	NR	3,377,910
665,000		Florida State Board of Education Administration, UT GO Capital Outlay Bonds, 9.125% (Florida State)/(Escrowed In Treasuries COL)/(Original Issue Yield: 9.173%), 6/1/2014	AAA/#Aaa	866,382
4,335,000		Florida State Board of Education Administration, UT GO Capital Outlay Bonds, 9.125% (Florida State)/(Original Issue Yield: 9.173%), 6/1/2014	AAA/Aa1	5,674,775
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		Florida--continued
$3,000,000	[2]	Florida State, UT GO Bonds, Broward County Expressway Authority, 10.00% (Escrowed In Treasuries COL)/(Original Issue Yield: 10.105%), 7/1/2014	AAA/#Aaa	$4,147,830
1,000,000		Miami-Dade County, FL, Expressway Authority, Toll System Revenue Bonds, 6.00% (FGIC INS), 7/1/2013	AAA/Aaa	1,124,920
2,255,000		St. Johns County, FL IDA, First Mortgage Revenue Bonds (Series 2004A), 5.85% (Presbyterian Retirement Communities), 8/1/2024	NR	2,405,611
		TOTAL		18,629,658
		Georgia--4.2%
5,000,000		Atlanta, GA, Airport Passenger Facilities Charge Revenue, Passenger Facilities Charge Revenue Bonds, 5.00% (FSA INS), 1/1/2034	AAA/Aaa	5,121,800
1,850,000		Bibb County, GA, Development Authority, Revenue Bonds (Series 1991 IR-1), 4.85% (Temple-Inland, Inc.), 12/1/2009	BBB/NR	1,915,157
1,000,000		Chatham County, GA, Hospital Authority, Hospital Improvement Revenue Bonds (Series 2004A), 5.75% (Memorial Health University Medical Center), 1/1/2029	A-/A3	1,061,640
6,940,000		Clayton County & Clayton County, GA Water Authority, Revenue Bonds, 5.125% (U.S. Treasury PRF 5/1/2011@101)/(Original Issue Yield: 5.32%), 5/1/2021	AAA/Aa3	7,621,924
2,000,000		Floyd County, GA, Development Authority, Environmental Revenue Bonds, 5.70% (Temple-Inland, Inc.), 12/1/2015	NR/Baa3	2,116,800
2,000,000		Savannah, GA EDA, Revenue Bonds, 6.80% (Savannah College of Art and Design, Inc.)/(U.S. Treasury PRF 10/1/2009@102), 10/1/2019	NR	2,293,360
		TOTAL		20,130,681
		Illinois--1.3%
1,010,000		Illinois Finance Authority, Refunding Revenue Bonds (Series 2004A), 5.375% (Depaul University), 10/1/2018	NR/Baa1	1,089,659
3,165,000		Illinois Finance Authority, Refunding Revenue Bonds (Series 2004A), 5.375% (Depaul University), 10/1/2019	NR/Baa1	3,420,732
1,500,000		Illinois Finance Authority, Refunding Revenue Bonds, 5.25% (OSF Health Care Systems)/(Original Issue Yield: 5.30%), 11/15/2023	A/A2	1,542,165
		TOTAL		6,052,556
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		Indiana--2.4%
$1,000,000		Indiana Development Finance Authority, Environmental Improvement Revenue Bonds, 5.25% TOBs (Marathon Oil Corp.), Mandatory Tender 12/2/2011	BBB+/Baa1	$1,104,440
2,000,000		Indiana Health Facility Financing Authority, Hospital Revenue Bonds (Series 2004A), 6.25% (Community Foundation of Northwest Indiana), 3/1/2025	BBB-/NR	2,144,880
1,000,000		Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds, 5.25% (Floyd Memorial Hospital, IN)/ (Original Issue Yield: 5.50%), 2/15/2022	A/NR	1,013,820
2,200,000		Indiana Health Facility Financing Authority, Revenue Bonds (Series 2004A), 5.375% (Deaconess Hospital)/ (AMBAC INS), 3/1/2029	AAA/Aaa	2,341,680
2,135,000		Indiana State HFA, SFM Revenue Bonds (Series A), 5.30% (GNMA Collateralized Home Mortgage Program GTD), 7/1/2022	NR/Aaa	2,205,733
2,500,000		Indianapolis, IN, Airport Authority, Special Facilities Revenue Refunding Bonds (Series 2004A), 5.10% (FedEx Corp.), 1/15/2017	BBB/Baa2	2,634,725
		TOTAL		11,445,278
		Iowa--0.2%
1,000,000		Scott County, IA, Revenue Refunding Bonds (Series 2004), 5.625% (Ridgecrest Village), 11/15/2018	NR	1,014,850
		Kansas--0.3%
1,150,000		University of Kansas Hospital Authority, Health Facilities Revenue Bonds, 5.50% (KU Health System)/(Original Issue Yield: 5.62%), 9/1/2022	A-/NR	1,185,788
		Louisiana--2.0%
5,000,000		De Soto Parish, LA, Environmental Improvement Authority, Refunding Revenue Bonds (Series 2005A), 4.75% (International Paper Co.), 3/1/2019	BBB/Baa2	4,875,550
1,500,000		Saint John the Baptist Parish, LA, Environmental Improvement Refunding Revenue Bonds (Series 1998), 5.35% (Marathon Oil Corp.), 12/1/2013	BBB+/Baa1	1,580,790
3,000,000		St. James Parish, LA, Solid Waste Disposal Revenue Bonds, 7.70% (IMC Phosphates Co.)/(Original Issue Yield: 7.75%), 10/1/2022	NR	3,005,010
		TOTAL		9,461,350
		Maine--0.5%
2,500,000		Portland, ME, General Airport Revenue Bonds (Series 2003A), 5.00% (FSA INS), 7/1/2023	AAA/Aaa	2,604,425
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		Massachusetts--3.3%
$5,000,000		Commonwealth of Massachusetts, UT GO Bonds (Series 2000B), 6.00% (U.S. Treasury PRF 6/1/2010@100), 6/1/2016	AAA/Aa2	$5,625,600
1,830,000		Massachusetts Bay Transportation Authority General Transportation System, Special Assessment Bonds, 5.75% (U.S. Treasury PRF 7/1/2010@100), 7/1/2016	AAA/Aa1	2,039,260
170,000		Massachusetts Bay Transportation Authority General Transportation System, Special Assessment Bonds, 5.75%, 7/1/2016	AAA/Aa1	186,692
1,250,000		Massachusetts Development Finance Agency, Solid Waste Disposal Revenue Bonds, 5.45% (Waste Management, Inc.), 6/1/2014	BBB/NR	1,312,625
2,000,000		Massachusetts HEFA, Revenue Bonds (Series 2004A), 6.375% (Northern Berkshire Health System)/(Original Issue Yield: 6.60%), 7/1/2034	BB/NR	2,005,000
790,000		Massachusetts HEFA, Revenue Bonds (Series 2002D), 6.35% (Milford-Whitinsville Hospital)/(Original Issue Yield: 6.38%), 7/15/2032	BBB-/Baa3	822,295
1,000,000		Massachusetts HEFA, Revenue Bonds (Series 2002D), 6.50% (Milford-Whitinsville Hospital), 7/15/2023	BBB-/Baa3	1,069,740
40,000		Massachusetts Water Pollution Abatement Trust Pool, Program Bonds (Series 6) Revenue Bonds Unrefunded, 5.25% (Original Issue Yield: 5.50%), 8/1/2019	AAA/Aaa	42,797
2,460,000		Massachusetts Water Pollution Abatement Trust Pool, Program (Series 6) Revenue Bonds PRF, 5.25% (U.S. Treasury PRF 8/1/2010@101)/(Original Issue Yield: 5.50%), 8/1/2019	AAA/Aaa	2,706,025
		TOTAL		15,810,034
		Michigan--6.5%
2,090,000		Cornell Township MI, Economic Development Corp., Refunding Revenue Bonds, 5.875% (MeadWestvaco Corp.), 5/1/2018	BBB/Baa2	2,285,749
2,515,000		Delta County, MI, Economic Development Corp., Environmental Improvement Revenue Refunding Bonds (Series A), 6.25% (MeadWestvaco Corp.), 4/15/2027	BBB/Baa2	2,834,631
3,000,000		Detroit, MI, Sewage Disposal System, Senior Lien Revenue Refunding Bonds (Series 2003A), 5.00% (FSA INS), 7/1/2023	AAA/Aaa	3,125,310
500,000		Gaylord, MI, Hospital Finance Authority, Hospital Revenue Refunding Bonds (Series 2004), 6.20% (Otsego Memorial Hospital Obligated Group)/(Original Issue Yield: 6.45%), 1/1/2025	NR	488,380
150,000		Gaylord, MI, Hospital Finance Authority, Hospital Revenue Refunding Bonds (Series 2004), 6.50% (Otsego Memorial Hospital Obligated Group)/(Original Issue Yield: 6.70%), 1/1/2037	NR	145,652
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		Michigan--continued
$2,000,000		Kent Hospital Finance Authority, MI, Revenue Bonds (Series 2005A), 6.00% (Metropolitan Hospital), 7/1/2035	BBB/NR	$2,123,740
2,780,000		Michigan Municipal Bond Authority, Refunding Revenue Bonds (Series 2002), 5.25% (Drinking Water Revolving Fund), 10/1/2021	AAA/Aaa	2,994,477
2,390,000		Michigan Municipal Bond Authority, Revenue Bonds (Series 2000), 5.875% (Clean Water Revolving Fund)/ (U.S. Treasury PRF 10/1/2010@101), 10/1/2015	AAA/Aaa	2,703,664
2,595,000		Michigan Municipal Bond Authority, Revenue Bonds (Series 2000), 5.875% (Drinking Water Revolving Fund)/ (U.S. Treasury PRF 10/1/2012@100), 10/1/2015	AAA/Aaa	2,935,568
1,950,000		Michigan State Comprehensive Transportation Board, Revenue Bonds (Series 2002B), 5.25% (FSA INS), 5/15/2020	AAA/Aaa	2,092,194
2,265,000		Michigan State Comprehensive Transportation Board, Revenue Bonds (Series 2002B), 5.25% (FSA INS), 5/15/2021	AAA/Aaa	2,426,109
1,500,000		Michigan State Hospital Finance Authority, Hospital Revenue Bonds (Series 2002A), 6.00% (Oakwood Obligated Group), 4/1/2022	A/A2	1,618,725
2,000,000		Michigan State Hospital Finance Authority, Refunding Revenue Bonds (Series 2002A), 5.50% (Crittenton Hospital, MI)/(Original Issue Yield: 5.67%), 3/1/2022	A+/A2	2,101,300
1,000,000		Michigan State Strategic Fund, Revenue Refunding PCR Bonds (Series C), 5.45% (Detroit Edison Co.), 9/1/2029	BBB+/A3	1,039,350
2,000,000		Michigan State, Environmental Protection Program UT GO Bonds, 5.25% (U.S. Treasury PRF 11/1/2010@100)/(Original Issue Yield: 5.34%), 11/1/2018	AA+/Aa2	2,182,520
		TOTAL		31,097,369
		Minnesota--0.7%
2,175,000		St. Paul, MN, Housing & Redevelopment Authority, Hospital Revenue Refunding Bonds (Series A), 6.625% (Healtheast, MN)/ (Original Issue Yield: 6.687%), 11/1/2017	BB+/Ba1	2,187,332
1,000,000		St. Paul, MN, Housing & Redevelopment Authority, Revenue Bonds (Series 1997A), 5.70% (Healtheast, MN)/(Original Issue Yield: 5.756%), 11/1/2015	BB+/Ba1	1,001,660
		TOTAL		3,188,992
		Mississippi--0.4%
2,050,000		Mississippi Business Finance Corp., Refunding PCR Bonds, 5.90% (System Energy Resources, Inc.)/(Original Issue Yield: 5.93%), 5/1/2022	BBB-/Ba1	2,098,770
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		Missouri--0.1%
$700,000		Kansas City, MO IDA, Multifamily Housing Revenue Bonds, 6.70% (Woodbridge Apartments Project), 8/1/2015	NR	$659,407
		Nevada--0.2%
1,000,000		Henderson, NV, Health Facility Revenue Bonds (Series 2004A), 5.625% (Catholic Healthcare West)/(Original Issue Yield: 5.72%), 7/1/2024	A-/Baa1	1,054,840
		New Hampshire--0.4%
1,685,000		New Hampshire Higher Educational & Health Facilities Authority, Healthcare System Revenue Bonds (Series 2004), 5.375% (Covenant Health Systems)/(Original Issue Yield: 5.50%), 7/1/2024	A-/NR	1,713,106
		New Jersey--3.6%
5,000,000	[1]	New Jersey EDA, RITES (PA-1203), 8.14274% (FGIC INS), 6/15/2011	NR	6,064,650
1,100,000		New Jersey EDA, Revenue Refunding Bonds (Series A), 5.75% (Winchester Gardens at Ward Homestead)/(Original Issue Yield: 5.75%), 11/1/2024	NR	1,133,176
2,000,000		New Jersey EDA, School Facilities Construction Revenue Bonds (Series 2004I), 5.25% (New Jersey State), 9/1/2024	A+/A1	2,114,020
5,000,000	[1]	New Jersey State Transportation Trust Fund Authority, RITES (PA-1204), 8.050% (FSA INS), 12/15/2013	NR	6,236,100
1,500,000		Newark, NJ Housing Authority, Revenue Bonds (Series 2004), 5.25% (Port Authority-Port Newark Marine Terminal)/(MBIA Insurance Corp. INS), 1/1/2022	AAA/Aaa	1,600,080
		TOTAL		17,148,026
		New Mexico--0.9%
4,000,000		New Mexico State Finance Authority Transportation Revenue, Senior Lien Transportation Revenue Bonds (Series 2004A), 5.25% (MBIA Insurance Corp. INS), 6/15/2024	AAA/Aaa	4,272,000
		New York--16.4%
700,000		Albany County, NY IDA, Industrial Development Revenue Bonds (Series 2004A), 5.625% (Albany College of Pharmacy), 12/1/2034	BBB-/NR	728,203
2,000,000		Hempstead Town, NY IDA, Civic Facility Revenue Bonds, 5.25% (Hofstra University), 7/1/2018	A/Baa1	2,115,700
5,000,000	[1]	Metropolitan Transportation Authority, NY, RITES (PA-1042R), 8.63288% (MBIA Insurance Corp. INS), 1/1/2010	NR	6,004,650
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		New York--continued
$5,000,000		New Jersey EDA, School Facilities Revenue Bonds (Series 2003F), 5.00% (New Jersey State)/(Original Issue Yield: 5.08%), 6/15/2026	A+/A1	$5,136,800
3,000,000		New York City, NY IDA, Liberty Revenue Bonds (Series A), 6.25% (7 World Trade Center, LLC), 3/1/2015	NR	3,042,600
4,000,000		New York City, NY IDA, Special Airport Facility Revenue Bonds (Series 2001A), 5.50% (Airis JFK I LLC Project at JFK International)/(Original Issue Yield: 5.65%), 7/1/2028	BBB-/Baa3	4,021,040
3,000,000		New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue Bonds (Fiscal 2005 Series C), 5.00%, 6/15/2030	AA+/Aa2	3,097,890
5,000,000		New York City, NY, Transitional Finance Authority, Future Tax Secured Revenue Bonds (Series 2000C), 5.50% (Original Issue Yield: 5.68%), 11/1/2020	AAA/Aa1	5,442,800
3,000,000		New York City, NY, UT GO Bonds (Fiscal 2005 Series J), 5.00%, 3/1/2035	A/A2	3,062,220
2,000,000		New York City, NY, UT GO Bonds (Series 2003J), 5.50%, 6/1/2023	A/A2	2,134,580
2,000,000		New York City, NY, UT GO Bonds (Series 2004I), 5.00%, 8/1/2020	A/A2	2,071,540
2,000,000		New York State Dormitory Authority, Court Facilities Lease Revenue Bonds (Series 2003A), 5.25% (New York City, NY), 5/15/2010	A/A2	2,151,380
3,000,000		New York State Dormitory Authority, Mental Health Services Facilities Revenue Bonds (Series 2003C-1), 5.00% (New York State), 2/15/2010	AA-/NR	3,194,730
2,500,000		New York State Dormitory Authority, Revenue Bonds (Series A), 5.50% (University of Rochester, NY)/(Original Issue Yield: 5.60%), 7/1/2016	A+/A1	2,688,025
5,000,000		New York State Dormitory Authority, Revenue Bonds, 6.00% (State University of New York)/(MBIA Insurance Corp. INS), 5/15/2016	AAA/Aaa	5,621,900
1,510,000		New York State Environmental Facilities Corp., Clean Water & Drinking Revenue Bonds, 5.25% (Escrowed In Treasuries COL), 6/15/2014	AAA/Aaa	1,629,728
990,000		New York State Environmental Facilities Corp., Clean Water & Drinking Revenue Bonds, 5.25%, 6/15/2014	AAA/Aaa	1,055,944
3,315,000		New York State Mortgage Agency, Mortgage Revenue Bonds (Twenty-Ninth Series), 5.40%, 10/1/2022	NR/Aaa	3,435,567
4,000,000		New York State Thruway Authority, Local Highway & Bridge Service Contract Revenue Bonds (Series A-2), 5.375% (New York State)/(U.S. Treasury PRF 4/1/2008@101), 4/1/2016	AAA/Aaa	4,312,600
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		New York--continued
$3,000,000		New York State Urban Development Corp., Correctional & Youth Facilities Revenue Bonds (Series 2003A), 5.25% TOBs (New York State), Mandatory Tender 1/1/2009	AA-/NR	$3,185,760
3,000,000		Suffolk County, NY, Water Authority, Waterworks Refunding Revenue Bonds, 6.00% (MBIA Insurance Corp. INS), 6/1/2014	AAA/Aaa	3,485,970
4,000,000		Tobacco Settlement Financing Corp., NY, Asset Backed Revenue Bonds (Series 2003A-1), 5.25% (New York State)/ (AMBAC INS), 6/1/2021	AAA/Aaa	4,266,240
5,320,000		Triborough Bridge & Tunnel Authority, NY, General Purpose Revenue Bonds (Series 1999B), 5.75% (Escrowed In Treasuries COL), 1/1/2015	AAA/Aa3	5,844,605
1,000,000		United Nations, NY, Development Corp., Senior Lien Refunding Revenue Bonds (Series 2004A), 5.25%, 7/1/2021	NR/A3	1,037,330
		TOTAL		78,767,802
		North Carolina--1.8%
3,000,000		North Carolina Eastern Municipal Power Agency, Power Supply System Revenue Refunding Bonds (Series D), 5.125% (Original Issue Yield: 5.25%), 1/1/2023	BBB/Baa2	3,049,620
1,735,000		North Carolina HFA, Home Ownership Revenue Bonds (Series 13-A), 5.25%, 1/1/2022	AA/Aa2	1,787,449
1,600,000		North Carolina Medical Care Commission, Health Care Housing Revenue Bonds (Series 2004A), 5.80% (Arc of North Carolina Projects), 10/1/2034	NR/Baa1	1,595,072
2,000,000		North Carolina Municipal Power Agency No. 1, Electric Revenue Bonds (Series 2003A), 5.50%, 1/1/2011	BBB+/A3	2,170,240
		TOTAL		8,602,381
		Ohio--4.7%
1,700,000		Cleveland, OH, Municipal School District, UT GO Bonds, 5.25% (FSA INS), 12/1/2024	AAA/Aaa	1,809,905
400,000		Franklin County, OH, Health Care Facilities, Improvement Revenue Bonds (Series 2005A), 5.125% (Ohio Presbyterian Retirement Services)/(Original Issue Yield: 5.25%), 7/1/2035	BBB/NR	394,100
3,000,000		Franklin County, OH, Health Care Facilities, Revenue Refunding Bonds, 5.50% (Ohio Presbyterian Retirement Services)/(Original Issue Yield: 5.64%), 7/1/2017	BBB/NR	3,064,800
1,360,000		Ohio HFA, Residential Mortgage Revenue Bonds (Series 2002A-2), 5.50% (GNMA Collateralized Home Mortgage Program LOC), 9/1/2022	NR/Aaa	1,426,422
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		Ohio--continued
$4,000,000		Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series 2002A), 6.00% (Cleveland Electric Illuminating Co.), 12/1/2013	BB+/Baa3	$4,173,240
4,135,000		Ohio State, Infrastructure Improvement UT GO Bonds (Series 1999A), 5.75%, 2/1/2017	AA+/Aa1	4,618,878
5,500,000		Ohio State, Infrastructure Improvement UT GO Bonds (Series A), 5.50% (Original Issue Yield: 5.65%), 2/1/2019	AA+/Aa1	6,082,670
775,000		Toledo-Lucas County, OH, Port Authority, Revenue Bonds (Series 2004C), 6.375% (Northwest Ohio Bond Fund), 11/15/2032	NR	805,132
		TOTAL		22,375,147
		Oregon--1.1%
1,500,000		Clackamas County, OR, Hospital Facilities Authority, Revenue Refunding Bonds (Series 2001), 5.25% (Legacy Health System)/ (Original Issue Yield: 5.50%), 5/1/2021	AA/Aa3	1,571,235
3,395,000		Multnomah County, OR, Hospital Facilities Authority, Revenue Bonds (Series 2004), 5.25% (Providence Health System), 10/1/2015	AA/Aa3	3,673,254
		TOTAL		5,244,489
		Pennsylvania--4.2%
3,000,000		Allegheny County, PA HDA, Health System Revenue Bonds (Series 2000B), 9.25% (West Penn Allegheny Health System)/ (Original Issue Yield: 9.70%), 11/15/2030	B/B1	3,527,370
1,280,000		Allegheny County, PA HDA, Refunding Revenue Bonds (Series 1998A), 5.125% (South Hills Health System)/(Original Issue Yield: 5.40%), 5/1/2029	NR/Baa1	1,168,870
4,000,000	[1]	Delaware Valley, PA, Regional Finance Authority, RITES (PA-1029), 9.06384%, 7/1/2017	NR	5,025,840
500,000		Pennsylvania EDFA, Exempt Facilities Revenue Bonds (Series 2003A), 6.75% (Reliant Energy, Inc.), 12/1/2036	NR/B1	535,855
2,000,000		Pennsylvania HFA, SFM Revenue Bonds (Series 2002-73A), 5.45%, 10/1/2032	AA+/Aa2	2,045,080
1,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2001A), 6.00% (UPMC Health System)/ (Original Issue Yield: 6.10%), 1/15/2022	A+/NR	1,098,410
5,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2001A), 6.25% (UPMC Health System), 1/15/2016	A+/NR	5,622,500
1,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2004A), 5.25% (Philadelphia University)/ (Original Issue Yield: 5.32%), 6/1/2032	BBB/Baa2	993,340
		TOTAL		20,017,265
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		Puerto Rico--1.0%
$4,500,000		Puerto Rico Electric Power Authority, Revenue Bonds (Series II), 5.25% (XL Capital Assurance Inc. INS)/(Original Issue Yield: 5.27%), 7/1/2022	AAA/Aaa	$4,856,715
		Rhode Island--0.6%
2,500,000		Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Bonds (Series 2002), 6.375% (Lifespan Obligated Group)/(Original Issue Yield: 6.58%), 8/15/2021	BBB+/Baa1	2,744,000
		South Carolina--1.5%
1,395,000		Lexington County, SC, Health Services District, Inc., Hospital Revenue Bonds (Series 2004), 6.00% (Lexington Medical Center), 5/1/2019	A/A2	1,534,807
2,850,000		South Carolina Jobs-EDA, Economic Development Revenue Bonds (Series 2002A), 5.50% (Bon Secours Health System)/ (Original Issue Yield: 5.75%), 11/15/2023	A-/A3	2,929,401
2,795,000		South Carolina Jobs-EDA, Health System Revenue Bonds (Series A), 5.625% (Bon Secours Health System)/(Original Issue Yield: 5.84%), 11/15/2030	A-/A3	2,864,540
		TOTAL		7,328,748
		South Dakota--1.0%
2,225,000		South Dakota Housing Development Authority, Home Ownership Mortgage Revenue Bonds (Series 2002C), 5.35%, 5/1/2022	AAA/Aa1	2,333,046
2,420,000		South Dakota Housing Development Authority, Multiple Purpose Revenue Bonds (Series 2002A), 5.15% (FSA INS), 11/1/2020	NR/Aaa	2,523,189
		TOTAL		4,856,235
		Tennessee--2.5%
5,515,000		Metropolitan Government Nashville & Davidson County, TN HEFA, Hospital Revenue Bonds (Series 1998A), 4.90% (Baptist Hospital, Inc. (TN))/(Escrowed In Treasuries COL), 11/1/2014	AAA/Aaa	5,892,667
1,120,000		Shelby County, TN, Health Education & Housing Facilities Board, Hospital Revenue Bonds, 6.50% (Methodist Healthcare)/(Escrowed in Treasuries COL)/(Original Issue Yield: 6.57%), 9/1/2021	A-/A3	1,313,021
1,880,000		Shelby County, TN, Health Education & Housing Facilities Board, Hospital Revenue Bonds, 6.50% (Methodist Healthcare)/(U.S. Treasury PRF 9/1/2012@100)/(Original Issue Yield: 6.57%), 9/1/2021	A-/A3	2,212,234
2,500,000		Sullivan County, TN, Health Educational & Housing Facilities Board, Hospital Revenue Bonds, 6.25% (Wellmont Health System)/(Original Issue Yield: 6.45%), 9/1/2022	BBB+/NR	2,682,850
		TOTAL		12,100,772
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		Texas--7.5%
$4,600,000		Austin, TX, Electric Utility System, Refunding Revenue Bonds, 5.25% (MBIA Insurance Corp. INS), 11/15/2022	AAA/Aaa	$4,878,576
3,965,000		Brazos River Authority, TX, Refunding PCR Bonds (Series 2001C), 5.75% TOBs (TXU Energy), Mandatory Tender 11/1/2011	BBB/Baa2	4,218,998
2,845,000		Cedar Hill, TX, Independent School District, School Building UT GO Bonds, 5.00% (PSFG INS), 2/15/2030	AAA/NR	2,905,172
2,000,000		Comal County, TX HFDC, Revenue Bonds (Series 2002A), 6.125% (McKenna Memorial Hospital)/(Original Issue Yield: 6.28%), 2/1/2022	BBB/Baa2	2,071,300
3,000,000		Decatur, TX, Hospital Authority, Hospital Revenue Bonds (Series 2004A), 7.00% (Wise Regional Health System)/(Original Issue Yield: 7.125%), 9/1/2025	NR	3,215,460
2,200,000		Harris County, TX HFDC, Hospital Revenue Bonds (Series 1997A), 6.00% (Memorial Hospital System)/(MBIA Insurance Corp. INS), 6/1/2011	AAA/Aaa	2,482,414
4,000,000		Harris County, TX HFDC, Hospital Revenue Bonds (Series 1997A), 6.00% (Memorial Hospital System)/(MBIA Insurance Corp. INS), 6/1/2012	AAA/Aaa	4,548,120
600,000		Matagorda County, TX, Navigation District Number One, Collateralized Refunding Revenue Bonds, 5.60% (Centerpoint Energy Houston Electric), 3/1/2027	BBB/Baa2	620,124
2,300,000		Port of Corpus Christi, TX IDC, Revenue Refunding Bonds (Series C), 5.40% (Valero Energy Corp.), 4/1/2018	BBB/Baa3	2,372,036
2,165,000		Richardson, TX, Hospital Authority, Refunding & Improvement Hospital Revenue Bonds, 5.875% (Richardson Regional Medical Center)/(Original Issue Yield: 6.05%), 12/1/2024	BBB/Baa2	2,237,657
1,000,000		Sam Rayburn, TX, Municipal Power Agency, Refunding Revenue Bonds (Series 2002A), 6.00%, 10/1/2021	BBB-/Baa2	1,069,320
5,000,000		Texas State Affordable Housing Corp., MFH Revenue Bonds (Series 2002A), 5.40% (American Housing Foundation)/(MBIA Insurance Corp. INS), 9/1/2022	AAA/Aaa	5,221,100
		TOTAL		35,840,277
		Utah--3.9%
13,500,000		Salt Lake City, UT, Hospital Authority, Hospital Revenue Refunding Bonds (Series A), 8.125% (IHC Hospitals Inc., UT)/(Escrowed In Treasuries COL)/(Original Issue Yield: 8.17%), 5/15/2015	AAA/NR	16,646,985
2,000,000		Utah County, UT IDA, Environmental Improvement Revenue Bonds, 5.05% TOBs (Marathon Oil Corp.), Mandatory Tender 11/1/2011	BBB+/Baa1	2,164,320
		TOTAL		18,811,305
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		Virginia--2.7%
$3,000,000		Chesapeake, VA IDA, PCR Bonds, 5.25% (Virginia Electric & Power Co.), 2/1/2008	BBB+/A3	$3,061,860
5,000,000		Richmond, VA, UT GO Bonds, 5.50% (FSA INS)/(Original Issue Yield: 5.58%), 1/15/2018	AAA/Aaa	5,461,000
3,900,000		Virginia Peninsula Port Authority, Coal Terminal Revenue Refunding Bonds (Series 2003), 6.00% (Brinks Co. (The)), 4/1/2033	BBB/Baa3	4,178,421
		TOTAL		12,701,281
		Washington--3.7%
4,500,000		Port of Seattle, WA, Subordinate Lien Revenue Bonds (Series 1999A), 5.25% (FGIC INS), 9/1/2021	AAA/Aaa	4,754,790
5,595,000		Washington State Convention & Trade Center, Lease Revenue Certificates of Participation, 5.125% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.30%), 7/1/2013	AAA/Aaa	5,940,603
6,675,000		Washington State, UT GO Bonds (Series A), 5.625% (Original Issue Yield: 5.66%), 7/1/2022	AA/Aa1	7,252,721
		TOTAL		17,948,114
		Wisconsin--3.3%
2,045,000		Wisconsin Housing & EDA, Housing Revenue Bonds (Series 2002C), 5.35% (MBIA Insurance Corp. INS), 11/1/2022	AAA/Aaa	2,139,254
5,500,000		Wisconsin State HEFA, Refunding Revenue Bonds, 5.75% (Wheaton Franciscan Services)/(Original Issue Yield: 5.96%), 8/15/2025	A/A2	5,828,845
300,000		Wisconsin State HEFA, Revenue Bonds (Series 2004), 5.50% (Blood Center of Southeastern Wisconsin, Inc.)/(Original Issue Yield: 5.583%), 6/1/2024	BBB+/NR	307,815
430,000		Wisconsin State HEFA, Revenue Bonds (Series 2004), 5.75% (Blood Center of Southeastern Wisconsin, Inc.)/(Original Issue Yield: 5.82%), 6/1/2034	BBB+/NR	446,749
2,000,000		Wisconsin State HEFA, Revenue Bonds (Series 2004), 5.75% (Fort Healthcare, Inc.)/(Original Issue Yield: 5.84%), 5/1/2029	BBB+/NR	2,039,840
1,340,000		Wisconsin State HEFA, Revenue Bonds (Series 2004A), 6.75% (Beaver Dam Community Hospitals, Inc.)/(Original Issue Yield: 6.95%), 8/15/2034	NR	1,377,011
2,000,000		Wisconsin State HEFA, Revenue Bonds, 6.00% (SynergyHealth, Inc.)/(Original Issue Yield: 6.10%), 11/15/2023	BBB+/NR	2,128,620
1,630,000		Wisconsin State HEFA, Revenue Bonds, 6.00% (Agnesian Healthcare, Inc.)/(Original Issue Yield: 6.15%), 7/1/2030	A-/A3	1,698,672
		TOTAL		15,966,806
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		Wyoming--0.5%
$2,500,000		Lincoln County, WY, PCR Refunding Bonds (Series 1991), 3.40% TOBs (Pacificorp), Mandatory Tender 6/1/2010	A-/A3	$2,428,250
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $446,804,100)		473,363,777
		SHORT-TERM MUNICIPALS--0.3%
		Puerto Rico--0.2%
1,000,000		Puerto Rico Government Development Bank (GDB) Weekly VRDNs (MBIA Insurance Corp. INS)/(Credit Suisse First Boston LIQ)	A-1/VMIG1	1,000,000
		Tennessee--0.1%
500,000		Sevier County, TN, Public Building Authority, (Series IV-E-1) Daily VRDNs (Pigeon Forge, TN)/(AMBAC INS)/(J.P. Morgan Chase Bank, N.A. LIQ)	NR/VMIG1	500,000
		TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)		1,500,000
		OTHER--0.3%
1,500,000	[1]	GMAC Municipal Mortgage Trust, Pfd., (Series B-2), 5.50%, 10/31/2040 (IDENTIFIED COST $1,500,000)	NR/Baa1	1,499,055
		TOTAL MUNICIPAL INVESTMENTS--99.3% (IDENTIFIED COST $449,804,100) [3]		476,362,832
		OTHER ASSETS AND LIABILITIES - NET--0.7%		3,458,504
		TOTAL NET ASSETS--100%		$479,821,336

Securities that are subject to the federal alternative minimum tax (AMT) represent 8.7% of the portfolio as calculated based upon total portfolio market value (percentage is unaudited).

1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Directors, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At March 31, 2005, these securities amounted to $34,200,255, which represents 7.1% of total net assets.

2 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding short futures contracts.

3 The cost of investments for federal tax purposes amounts to $449,791,261.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2005.

The following acronyms are used throughout this portfolio:

AMBAC	-American Municipal Bond Assurance Corporation
COL	-Collateralized
EDA	-Economic Development Authority
EDFA	-Economic Development Financing Authority
FGIC	-Financial Guaranty Insurance Company
FSA	-Financial Security Assurance
GNMA	-Government National Mortgage Association
GO	-General Obligation
GTD	-Guaranty
HDA	-Hospital Development Authority
HEFA	-Health and Education Facilities Authority
HFA	-Housing Finance Authority
HFDC	-Health Facility Development Corporation
IDA	-Industrial Development Authority
IDB	-Industrial Development Bond
IDC	-Industrial Development Corporation
INS	-Insured
LIQ	-Liquidity Agreement
LOC	-Letter of Credit
MFH	-Multi-Family Housing
PCR	-Pollution Control Revenue
PCFA	-Pollution Control Finance Authority
PRF	-Prerefunded
PSFG	-Permanent School Fund Guarantee
RITES	--Residual Interest Tax-Exempt Securities
SFM	-Single Family Mortgage
TOBs	-Tender Option Bonds
UT	-Unlimited Tax
VRDNs	-Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

March 31, 2005

Assets:
Total investments in securities, at value (identified cost $449,804,100)		$476,362,832
Cash		91,103
Income receivable		7,838,862
Receivable for shares sold		173,075
TOTAL ASSETS		484,465,872
Liabilities:
Payable for investments purchased	$3,096,180
Payable for shares redeemed	497,236
Payable for variation margin	154,688
Payable for distribution services fee (Note 5)	36,212
Payable for shareholder services fee (Note 5)	51,921
Income distribution payable	587,936
Accrued expenses	220,363
TOTAL LIABILITIES		4,644,536
Net assets for 45,063,045 shares outstanding		$479,821,336
Net Assets Consist of:
Paid-in capital		$476,618,349
Net unrealized appreciation of investments and futures contracts		26,642,613
Accumulated net realized loss on investments, futures contracts and swap contracts		(24,277,857)
Undistributed net investment income		838,231
TOTAL NET ASSETS		$479,821,336
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($423,631,923 ÷ 39,785,997 shares outstanding), $0.01 par value, 375,000,000 shares authorized		$10.65
Offering price per share (100/95.50 of $10.65) [1]		$11.15
Redemption proceeds per share		$10.65
Class B Shares:
Net asset value per share ($43,150,123 ÷ 4,052,467 shares outstanding), $0.01 par value, 250,000,000 shares authorized		$10.65
Offering price per share		$10.65
Redemption proceeds per share (94.50/100 of $10.65) [1]		$10.06
Class C Shares:
Net asset value per share ($13,039,290 ÷ 1,224,581 shares outstanding), $0.01 par value, 375,000,000 shares authorized		$10.65
Offering price per share (100/99.00 of $10.65) [1]		$10.76
Redemption proceeds per share (99.00/100 of $10.65) [1]		$10.54

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended March 31, 2005

Investment Income:
Interest			$25,010,283
Expenses:
Investment adviser fee (Note 5)		$2,630,355
Administrative personnel and services fee (Note 5)		402,147
Custodian fees		41,089
Transfer and dividend disbursing agent fees and expenses (Note 5)		283,118
Directors'/Trustees' fees		13,904
Auditing fees		17,548
Legal fees		6,784
Portfolio accounting fees		139,614
Distribution services fee-Class B Shares (Note 5)		377,996
Distribution services fee-Class C Shares (Note 5)		100,469
Shareholder services fee-Class A Shares (Note 5)		1,093,879
Shareholder services fee-Class B Shares (Note 5)		125,998
Shareholder services fee-Class C Shares (Note 5)		33,490
Share registration costs		72,863
Printing and postage		48,874
Insurance premiums		19,850
Taxes		38,408
Miscellaneous		8,377
TOTAL EXPENSES		5,454,763
Waivers (Note 5):
Waiver of administrative personnel and services fee	$(20,121)
Waiver of shareholder services fee-Class A Shares	(612,572)
TOTAL WAIVERS		(632,693)
Net expenses			4,822,070
Net investment income			20,188,213
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments			4,720,578
Net realized loss on futures contracts			(605,212)
Net change in unrealized appreciation of investments			(13,225,230)
Net change in unrealized depreciation of futures contracts			294,691
Net realized and unrealized loss on investments and futures contracts			(8,815,173)
Change in net assets resulting from operations			$11,373,040

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended March 31	2005	2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$20,188,213	$21,975,262
Net realized gain on investments, futures contracts and swap contracts	4,115,366	1,875,367
Net change in unrealized appreciation/depreciation of investments, futures contracts and swap contracts	(12,930,539)	2,759,183
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	11,373,040	26,609,812
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(18,751,106)	(19,267,922)
Class B Shares	(1,708,036)	(2,215,590)
Class C Shares	(454,776)	(470,319)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(20,913,918)	(21,953,831)
Share Transactions:
Proceeds from sale of shares	52,823,137	181,324,375
Net asset value of shares issued to shareholders in payment of distributions declared	13,725,149	14,425,142
Cost of shares redeemed	(120,066,251)	(214,326,935)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(53,517,965)	(18,577,418)
Change in net assets	(63,058,843)	(13,921,437)
Net Assets:
Beginning of period	542,880,179	556,801,616
End of period (including undistributed net investment income of $838,231 and $1,567,138, respectively)	$479,821,336	$542,880,179

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

March 31, 2005

1. ORGANIZATION

Federated Municipal Securities Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers three classes of shares: Class A Shares, Class B Shares, and Class C Shares. The investment objective of the Fund is to provide for its shareholders a high level of current income which is exempt from federal regular income tax. Interest income from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations, and state and local taxes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors (the "Directors").

Investment Income, Gains and Losses, Expenses, and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Swap Contracts

The Fund may enter into swap contracts. A swap is an exchange of cash payments between the Fund and another party, which is based on a specific financial index. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation. When a swap contract is closed, the Fund recognizes a realized gain or loss. The swap contracts entered into by the Fund are on a forward-settling basis. For the year ended March 31, 2005, the Fund had no realized gains or losses on swap contracts.

Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based. The Fund uses swaps for hedging purposes to reduce its exposure to interest rate fluctuations.

At March 31, 2005 the Fund had no open swap contracts.

Futures Contracts

The Fund periodically may purchase and sell bond interest rate futures contracts to manage duration and to potentially reduce transaction costs. Upon entering into a bond interest rate futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the year ended March 31, 2005, the Fund had a net realized loss on future contracts of $605,212.

At March 31, 2005, the Fund had the following open futures contracts:

Expiration Date	Contracts to Receive	Position	Unrealized Appreciation
June 2005	300 U.S. Treasury 10 Year Note Futures	Short	$83,881

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Directors.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, held at March 31, 2005, is as follows:

Security	Acquisition Date	Acquisition Cost
California State, Economic Recovery Revenue Bonds Trust Program (Series 929), 8.12% (California State Fiscal Recovery Fund), 7/1/2013	5/11/2004	$5,751,167
Capital Trust Agency, FL, Revenue Bonds (Series 2001), 10.00% (Seminole Tribe of Florida Convention and Resort Hotel Facilities), 10/1/2033	4/23/2002	$3,000,000
Delaware Valley, PA, Regional Finance Authority, RITES (PA-1029), 9.06384%, 7/1/2017	6/18/2002	$4,906,160
Metropolitan Transportation Authority, NY RITES (PA-1042R), 8.63288% (MBIA Insurance Corp. INS), 1/1/2010	6/25/2002	$5,627,600
New Jersey EDA, RITES (PA-1203), 8.14274% (FGIC INS), 6/15/2011	9/17/2003	$5,709,500
New Jersey State Transportation Trust Fund Authority, RITES (PA-1204), 8.050% (FSA INS), 12/15/2013	9/17/2003	$6,265,100

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

Year Ended March 31	2005		2004
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	4,504,466	$48,105,159	15,563,709	$167,534,965
Shares issued to shareholders in payment of distributions declared	1,173,538	12,531,413	1,206,976	13,005,200
Shares redeemed	(9,058,681)	(96,451,841)	(16,981,214)	(183,050,516)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(3,380,677)	$(35,815,269)	(210,529)	$(2,510,351)

Year Ended March 31	2005		2004
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	272,563	$2,921,341	699,029	$7,560,522
Shares issued to shareholders in payment of distributions declared	85,038	907,758	102,567	1,104,607
Shares redeemed	(1,908,930)	(20,351,677)	(2,398,897)	(25,801,861)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(1,551,329)	$(16,522,578)	(1,597,301)	$(17,136,732)

Year Ended March 31	2005		2004
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	166,960	$1,796,637	576,375	$6,228,888
Shares issued to shareholders in payment of distributions declared	26,786	285,978	29,280	315,335
Shares redeemed	(306,180)	(3,262,733)	(508,562)	(5,474,558)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(112,434)	$(1,180,118)	97,093	$1,069,665
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(5,044,440)	$(53,517,965)	(1,710,737)	$(18,577,418)

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for accretion/amortization tax elections on fixed-income securities.

For the year ended March 31, 2005, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Undistributed Net Investment Income	Accumulated Net Realized Losses
$(3,202)	$3,202

Net investment income, net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended March 31, 2005 and 2004, was as follows:

	2005	2004
Tax-exempt income	$20,913,918	$21,953,830

As of March 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$1,426,216
Net unrealized appreciation	$26,571,571
Capital loss carryforward	$24,206,815

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable primarily to the amortization/accretion tax elections on fixed-income securities, and marking to market open futures contracts for federal income tax purposes.

At March 31, 2005, the cost of investments for federal tax purposes was $449,791,261. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $26,571,571. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $27,364,737 and net unrealized depreciation from investments for those securities having an excess of cost over value of $793,166.

At March 31, 2005, the Fund had a capital loss carryforward of $24,206,815 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$23,556,100
2009	$ 650,715

The Fund used capital loss carryforwards of $2,288,028 to offset taxable capital gains realized during the year ended March 31, 2005.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to: (a) 0.30% of the average daily net assets of the Fund; and (b) 4.50% of the gross income of the Fund, excluding capital gains or losses. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSC and FSC will use the fees to compensate investment professionals. For the year ended March 31, 2005, FSC retained $19,353 of fees paid by the Fund.

Sales Charges

For the year ended March 31, 2005, FSC retained $17,482 in sales charges from the sale of Class A Shares, and $1,748 from the sale of Class C Shares. FSC also retained $38,811 of contingent deferred sales charges relating to redemptions of Class A Shares and $2,098 relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, and Class C Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSSC and FSSC will use the fees to compensate investment professionals. For the year ended March 31, 2005, FSSC retained $105,021 of fees paid by the Fund.

Transfer and Dividend Disbursing Agent Fees and Expenses

Prior to July 1, 2004, Federated Services Company, through its subsidiary FSSC, served as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC was based on the size, type, and number of accounts and transactions made by shareholders. The fee paid to FSSC during the reporting period was $80,244, after voluntary waiver, if applicable.

Interfund Transactions

During the year ended March 31, 2005, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $223,066,570 and $208,350,000, respectively.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the year ended March 31, 2005, were as follows:

Purchases	$145,774,797
Sales	$197,778,937

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated (Funds) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. FEDERAL TAX INFORMATION (UNAUDITED)

At March 31, 2005, 100% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.

Report of Ernst & Young LLP, Independent Registered Public Accounting Firm

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF FEDERATED MUNICIPAL SECURITIES FUND, INC.:

We have audited the accompanying statement of assets and liabilities of Federated Municipal Securities Fund, Inc. (the "Fund"), including the portfolio of investments, as of March 31, 2005 and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2005, by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from the brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Municipal Securities Fund, Inc. at March 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
May 9, 2005

Board of Directors and Fund Officers

The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2004, the Federated Fund Complex consisted of 44 investment companies (comprising 133 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Fund Directors and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND DIRECTOR Began serving: September 1976	Principal Occupations : Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND DIRECTOR Began serving: December 1986	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania, Passport Research, Ltd., and Passport Research II, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp., and Passport Research, Ltd.

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA DIRECTOR Began serving: August 1987	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA DIRECTOR Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL DIRECTOR Began serving: August 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA DIRECTOR Began serving: February 1998	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Anderson Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL DIRECTOR Began serving: July 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL DIRECTOR Began serving: August 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY DIRECTOR Began serving: July 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing, communications and technology) (prior to 9/1/00).

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA DIRECTOR Began serving: February 1995	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA DIRECTOR Began serving: February 1984	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN DIRECTOR Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: November 1998	Principal Occupations: Mary Jo Ochson has been the Fund's Portfolio Manager since May 1996. Ms. Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: September 1976	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Previous Positions : Vice President, Federated Administrative Services; held various management positions within Funds Financial Services Division of Federated Investors, Inc.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: January 1985	Principal Occupations : Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

J. Scott Albrecht Birth Date: June 1, 1960 VICE PRESIDENT Began serving: May 2004	Principal Occupations : J. Scott Albrecht has been the Fund's Portfolio Manager since May 1996. He is Vice President of the Fund. Mr. Albrecht joined Federated in 1989. He has been a Senior Portfolio Manager since 1997 and a Senior Vice President of the Fund's Adviser since 2005. He was a Portfolio Manager from 1994 to 1996. Mr. Albrecht is a Chartered Financial Analyst and received his M.S. in Public Management from Carnegie Mellon University.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Federated Municipal Securities Fund, Inc.
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313913105
Cusip 313913204
Cusip 313913303

8042830 (5/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Item 2.     Code of Ethics

(a) As of the end of the  period  covered by this  report,  the  registrant  has adopted a code of ethics (the "Section 406 Standards for Investment  Companies -
Ethical Standards for Principal Executive and Financial  Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer;
the  registrant's  Principal  Financial  Officer  also  serves as the  Principal
Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby  undertakes to provide any person,  without charge, upon  request,  a copy of the code of  ethics.  To request a copy of the code of ethics,  contact the  registrant  at  1-800-341-7400,  and ask for a copy of the
Section 406 Standards for Investment Companies - Ethical Standards for Principal
Executive and Financial Officers.

Item 3.     Audit Committee Financial Expert

The  registrant's  Board has  determined  that each member of the Board's  Audit
Committee is an "audit committee financial expert," and that each such member is
"independent,"  for purposes of this Item. The Audit  Committee  consists of the following  Board members:  Thomas G. Bigley,  John T. Conroy,  Jr.,  Nicholas P.
Constantakis and Charles F. Mansfield, Jr.

Item 4.     Principal Accountant Fees and Services

            (a)   Audit Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2005 - $16,972

                  Fiscal year ended 2004 - $16,000

(b)         Audit-Related Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2005 - $0

                  Fiscal year ended 2004 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph
      (c)(7)(ii) of Rule 2-01 of Regulation S-X, $127,713  and $0 respectively.  Fiscal year ended 2005 - Sarbanes Oxley sec. 302 procedures and fees for review of N-14 merger documents.

(c)          Tax Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2005 - $0

                  Fiscal year ended 2004 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph
      (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)         All Other Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2005 - $0

                  Fiscal year ended 2004 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph
      (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1)      Audit Committee Policies regarding Pre-approval of Services.

     The Audit Committee is required to pre-approve audit and non-audit services performed by the  independent  auditor in order to assure that the  provision of such services do not impair the auditor's independence. Unless a type of service to be provided by the independent auditor has received general pre-approval,  it will require specific pre-approval by the Audit Committee. Any proposed services exceeding  pre-approved  cost levels will require  specific  pre-approval by the
Audit Committee.

     Certain services have the general pre-approval of the Audit Committee.  The term of the general  pre-approval  is 12 months  from the date of  pre-approval, unless the Audit Committee  specifically  provides for a different  period.  The
Audit  Committee  will annually  review the services that may be provided by the independent  auditor  without  obtaining  specific  pre-approval  from the Audit
Committee  and may  grant  general  pre-approval  for such  services.  The Audit
Committee  will revise the list of general  pre-approved  services  from time to time, based on subsequent determinations.  The Audit Committee will not delegate its  responsibilities  to  pre-approve  services  performed  by the  independent auditor to management.

     The Audit Committee has delegated  pre-approval  authority to its Chairman.
The Chairman will report any  pre-approval  decisions to the Audit  Committee at its next scheduled  meeting.  The Committee  will designate  another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

     The annual Audit services  engagement terms and fees will be subject to the specific  pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

     In addition to the annual Audit services engagement  specifically  approved by the Audit Committee,  the Audit Committee may grant general  pre-approval for other Audit Services, which are those services that only the independent auditor reasonably  can provide.  The Audit  Committee  has  pre-approved  certain Audit services,  all other Audit  services must be  specifically  pre-approved  by the
Audit Committee.

AUDIT-RELATED SERVICES

     Audit-related   services  are  assurance  and  related  services  that  are reasonably  related to the  performance  of the audit or review of the Company's financial  statements  or that are  traditionally  performed by the  independent auditor.  The Audit  Committee  believes  that the  provision  of  Audit-related services does not impair the  independence of the auditor,  and has pre-approved certain  Audit-related  services,  all  other  Audit-related  services  must  be specifically pre-approved by the Audit Committee.

TAX SERVICES

     The Audit Committee  believes that the independent  auditor can provide Tax services to the Company  such as tax  compliance,  tax  planning  and tax advice without impairing the auditor's independence.  However, the Audit Committee will not  permit the  retention  of the  independent  auditor  in  connection  with a transaction  initially  recommended by the independent  auditor,  the purpose of which may be tax  avoidance  and the tax treatment of which may not be supported in the Internal  Revenue Code and related  regulations.  The Audit Committee has pre-approved certain Tax services,  all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

     With  respect to the  provision  of services  other than  audit,  review or attest services the pre-approval requirement is waived if:

(1)  The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues  paid by the  registrant,  the registrant's adviser (not including any sub-adviser whose role is primarily portfolio  management  and is  subcontracted  with or  overseen  by another investment  adviser),  and any entity controlling,  controlled by, or under common control with the investment  adviser that provides  ongoing services to the  registrant  to its  accountant  during the fiscal year in which the services are provided;

(2)  Such  services  were not  recognized by the  registrant,  the  registrant's adviser (not including any  sub-adviser  whose role is primarily  portfolio management  and is  subcontracted  with or overseen  by another  investment adviser),  and any  entity  controlling,  controlled  by,  or under  common control with the investment  adviser that provides  ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)  Such services are promptly  brought to the attention of the Audit Committee of the  issuer and  approved  prior to the  completion  of the audit by the
     Audit  Committee or by one or more members of the Audit  Committee  who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

     The Audit  Committee may grant general  pre-approval  to those  permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

     The SEC's rules and relevant  guidance should be consulted to determine the precise  definitions of prohibited  non-audit  services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

     Pre-approval  fee levels for all services to be provided by the independent auditor  will be  established  annually  by the Audit  Committee.  Any  proposed services exceeding these levels will require specific  pre-approval by the Audit
Committee.

PROCEDURES

     Requests or applications to provide services that require specific approval by the Audit  Committee  will be  submitted  to the Audit  Committee by both the independent  auditor  and  the  Principal  Accounting  Officer  and/or  Internal
Auditor,  and must include a joint  statement as to whether,  in their view, the
request  or  application   is  consistent   with  the  SEC's  rules  on  auditor
independence.

(e)(2)      Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule
2-01 of Regulation S-X:

                  4(b)

                  Fiscal year ended 2005 - 0%

                  Fiscal year ended 2004 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph
            (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

            4(c)

                  Fiscal year ended 2005 - 0%

                  Fiscal year ended 2004 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph
            (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

            4(d)

                  Fiscal year ended 2005 - 0%

                  Fiscal year ended 2004 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph
            (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)   NA

(g)   Non-Audit Fees billed to the registrant, the registrant's investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:
                  Fiscal year ended 2005 - $49,235

                  Fiscal year ended 2004 - $282,942

(h)         The registrant's Audit Committee has considered that the provision of non-audit services that were rendered to the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of
Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
            Investment Companies

            Not Applicable

Item 8.     Portfolio Managers of Closed-End Management Investment Companies

            Not Applicable

Item 9.     Purchases of Equity Securities by Closed-End Management Investment Company
            and Affiliated Purchasers

            Not Applicable

Item 10.    Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 11.    Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
registrant's  disclosure  controls and  procedures  (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are  sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure  controls and procedures  within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the  registrant's  internal  control over financial reporting  (as  defined in rule  30a-3(d)  under the Act) during the last fiscal quarter that have materially  affected,  or are reasonably  likely to materially affect, the registrant's internal control over financial reporting.

Item 12.    Exhibits

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Municipal Securities Fund, Inc.

By          /S/ Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date:       May 25, 2005

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        May 25, 2005

By          /S/ Richard J. Thomas, Principal Financial Officer
Date        May 25, 2005